3. Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details
Accounts receivable	$ 766,277	$ 894,829
Less: Allowance for doubtful accounts	(204,580)	(47,595)
Accounts receivable, net	$ 561,697	$ 847,234